OTHER COMPREHENSIVE INCOME (LOSS) INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification adjustments
Net sales	$ 3,680.8	$ 3,694.9	$ 3,568.2	$ 3,336.6	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 14,280.5	$ 13,253.4	$ 11,838.7
Cost of sales	1,979.9	1,970.6	1,909.4	1,819.2	1,945.2	1,866.1	1,810.2	1,539.7	7,679.1	7,161.2	6,385.4
SG&A	1,142.1	1,145.9	1,152.7	1,136.9	1,123.5	1,114.1	1,101.7	1,021.0	4,577.6	4,360.3	4,018.3
Interest expense, net	62.0	63.3	66.2	65.1	67.6	67.0	66.2	61.5	256.6	262.3	276.7
Income before income taxes	(458.5)	(508.1)	(446.0)	(285.8)	(403.0)	(409.0)	(286.1)	(200.2)	(1,698.4)	(1,298.3)	(1,012.6)
Tax impact	115.2	138.7	131.0	91.3	113.4	101.8	70.3	39.2	476.2	324.7	311.3
Net of Tax	(343.3)	(369.4)	(315.0)	(194.5)	(289.6)	(307.2)	(215.8)	(161.0)	(1,222.2)	(973.6)	(701.3)
Derivative (gains) losses reclassified from AOCI into income, net of tax									(3.0)	3.2	1.1
Pension and postretirement net actuarial loss and prior service cost reclassified from AOCI into income									12.1	46.4	35.0
Derivative & Hedging Instruments | Reclassifications adjustments
Reclassification adjustments
Income before income taxes									(3.5)	4.9	2.0
Translation & other insignificant activity										0.9	0.5
Tax impact									2.8	(3.5)	(0.7)
Net of Tax									3.9	7.0	(0.1)
Derivative & Hedging Instruments | Foreign currency forward contracts
Reclassification adjustments
Amount recognized in AOCI									4.6	4.7	(1.9)
Derivative & Hedging Instruments | Foreign currency forward contracts | Reclassifications adjustments
Reclassification adjustments
Net sales											0.1
Cost of sales									(6.1)	0.8	(2.0)
SG&A									(1.5)		(0.2)
Derivative & Hedging Instruments | Interest rate swap | Reclassifications adjustments
Reclassification adjustments
Interest expense, net									4.1	4.1	4.1
Pension & Postretirement Benefits
Reclassification adjustments
Amount recognized in AOCI									(517.7)	528.2	(238.6)
Amount reclassified from AOCI Amortization of net actuarial loss and prior service costs and benefits adjustments									17.5	72.9	50.3
Pension & Postretirement Benefits | Reclassifications adjustments
Reclassification adjustments
Income before income taxes									(500.2)	601.1	(188.3)
Tax impact									156.9	(218.2)	57.1
Net of Tax									$ (343.3)	$ 382.9	$ (131.2)